INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other income or expenses, net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products	$ (132,042)	$ (205,348)	$ (760,524)	$ (1,033,714)
Expenses recovery	(20,784)	334,232	(64,806)	505,719
Result of intangible sales	26,504		23,902
Others	179,236	420,979	652,543	553,835
Total	$ 52,914	$ 549,863	$ (148,885)	$ 25,840